Property, plant and equipment	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Property, plant and equipment
14. Property, plant and equipment
The movements in property, plant and equipment for the years ended December 31, 2021 and 2020 have been as follows:

(in €‘000)	Chargers and charging infrastructure	Other fixed assets	Assets under construction	Total

Cost	37,580	1,780	2,278	41,638
Accumulated depreciation and impairment	(8,170)	(943)	—	(9,113)
Carrying amount at January 1, 2020	29,410	837	2,278	32,525

Movements in 2020
Additions	—	62	14,004	14,066
Disposals	(1,773)	—	—	(1,773)
Depreciation	(4,024)	(285)	—	(4,309)
Depreciation of disposals	421	—	—	421
Impairments	(466)	—	—	(466)
Reclassifications	7,159	—	(7,159)	—
Carrying amount at December 31, 2020	30,727	614	9,123	40,464

Cost	42,966	1,842	9,123	53,931
Accumulated amortization and impairment	(12,239)	(1,228)	—	(13,467)
Carrying amount at December 31, 2020	30,727	614	9,123	40,464

Movements in 2021
Additions	—	3	8,107	8,110
Disposals	(2,317)	—	—	(2,317)
Depreciation	(5,417)	(206)	—	(5,623)
Depreciation of disposals	813	—	—	813
Impairments	(354)	—	—	(354)
Reversal of impairments	381	—	—	381
Reclassifications	6,764	70	(6,764)	70
Carrying amount at December 31, 2021	30,597	481	10,466	41,544
Cost	47,413	1,915	10,466	59,794
Accumulated depreciation and impairment	(16,816)	(1,434)	—	(18,250)
Carrying amount at December 31, 2021	30,597	481	10,466	41,544
Impairments and reversals of impairments of chargers
In
 the consolidated statement of profit or loss for the year ended December 31, 2021, the Group recorded an impairment loss of €
354
 thousand (2020: €
466
 thousand, 2019: €
272
thousand) for chargers that were underutilized and not performing as expected. The carrying amount of these chargers have been reduced to its recoverable amount.
In
 the consolidated statement of profit or loss for the year ended December 31, 2021, the Group recorded a reversal of impairment of €
381
 thousand (2020: €
nil
, 2019: €
nil
) for chargers for which an impairment loss was previously recognized that demonstrated an improvement in their utilization rate as at December 31, 2021. The impairment loss and reversal of impairment have been recorded within general and administrative expenses.
Refer to Note 3.2.2 for details on estimates and assumptions made with respect to the impairment and reversal of impairments of non-financial
assets.
Government grants related to chargers and charging infrastructure
The Group has received government grants for the purchase of certain items of chargers and charging infrastructure. There are no unfulfilled conditions or contingencies attached to these grants.
The grants are recognized in the consolidated statement of profit or loss over the useful life of the depreciable assets by way of a reduced depreciation charge. The movements in government grants related to chargers and charging infrastructure for the years ended December 31, 2021 and 2020 have been as follows:

(in €‘000)	2021	2020

Opening balance at the beginning of the year	10,471	10,174
Received during the year	1,702	3,181
Released to the consolidated statement of profit or loss	(2,545)	(2,884)
Closing balance at the end of the year	9,628	10,471
Purchase commitments
The Group’s purchase commitments for chargers and charging infrastructure are disclosed in Note 32. At the end of each reporting period presented, the Group did not have purchase commitments for other asset classes of property, plant and equipment.